UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04700
The Gabelli Equity Trust Inc.
(Exact name of registrant as specified in charter)
One Corporate Center Rye, New York 10580-1422
(Address of principal executive offices) (Zip code) Bruce N. Alpert Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422

(Name and address of agent for service) Registrant’s telephone number, including area code: 1-800-422-3554 Date of fiscal year end: December 31 Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

Third Quarter Report — September 30, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2015, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was (11.7)%, compared with total returns of (6.4)% and (7.0)% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was (14.3)%. The Fund’s NAV per share was $5.67, while the price of the publicly traded shares closed at $5.22 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	(11.74)%	(5.99)%	12.33%	7.55%	7.29%	9.18%	10.50%	10.48%
Investment Total Return (c)	(14.27)	(9.51)	11.77	7.07	6.62	9.11	10.57	9.89
S&P 500 Index	(6.44)	(0.61)	13.34	6.80	3.96	8.14	9.09	9.69(d)
Dow Jones Industrial Average	(6.97)	(2.12)	11.31	7.13	5.39	8.76	10.50	10.50(d)
Nasdaq Composite Index	(7.07)	4.16	15.75	9.15	2.53	8.59	10.93	9.29(e)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

(e)	From September 30, 1986, the date closest to the Fund’s inception for which data is available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended September 30, 2015 (Unaudited)

	Shares	Ownership at September 30, 2015
NET PURCHASES
Common Stocks
Alere Inc.	15,000	37,450
Ascent Capital Group Inc., Cl. A	2,000	16,000
AT&T Inc.(a)	481,454	481,454
B/E Aerospace Inc.	1,000	31,000
Baxalta Inc.(b)	22,000	22,000
Blyth Inc.	80,000	199,000
Boulder Brands Inc.	50,000	50,000
Cable One Inc.(c)	2,100	2,100
Canadian Solar Inc.	20,000	20,000
Cempra Inc.	18,100	18,100
Chemtura Corp.	12,500	62,500
CST Brands Inc.	25,000	88,500
DigitalGlobe Inc.	4,000	24,000
EchoStar Corp., Cl. A	5,000	39,440
Edgewell Personal Care Co.(d)	148,000	148,000
Emerson Electric Co.	2,000	7,000
Endo International plc	2,500	11,500
Energizer Holdings Inc.(d)	143,000	143,000
Financial Engines Inc.	2,000	6,000
Hennessy Capital Acquisition Corp. II	20,000	20,000
Integrated Device Technology Inc.	25,000	75,000
Laboratory Corp. of America Holdings	5,000	5,000
Liberty Global plc LiLAC, Cl. A(e)	3,545	3,545
Liberty Global plc LiLAC, Cl. C(f)	5,750	5,750
Methanex Corp.	20,000	20,000
Mylan NV	2,000	11,000
PayPal Holdings Inc.(g)	20,000	20,000
The Kraft Heinz Co.(h)	55,333	55,333
The Chemours Co.(i)	4,000	4,000
United Natural Foods Inc.	10,000	10,000

NET SALES
Common Stocks
AMC Networks Inc., Cl. A	(1,100)	265,100
Aramark	(5,000)	7,500
Berkshire Hathaway Inc., Cl. A	(1)	123
Cablevision Systems Corp., Cl. A	(2,000)	1,100,000
CLARCOR Inc.	(2,000)	109,900
DIRECTV(a)	(307,500)	—
DISH Network Corp., Cl. A	(10,500)	78,900
Donaldson Co. Inc.	(3,000)	367,800
Electronic Arts Inc.	(4,000)	2,000
Energizer Holdings Inc.(d)	(143,000)	—

	Shares	Ownership at September 30, 2015
GrafTech International Ltd.(j)	(112,000)	—
Grupo Televisa SAB, ADR	(12,500)	592,500
Hospira Inc.(k)	(50,000)	—
Koninklijke Philips NV	(1)	34,170
Kraft Foods Group Inc.(h)	(55,333)	—
Liberty Global plc, Cl. C	(20,000)	220,000
O’Reilly Automotive Inc.	(1,000)	89,000
Post Holdings Inc.	(5,000)	41,000
Rentrak Corp.	(5,000)	—
Rollins Inc.	(11,000)	1,795,500
Rolls-Royce Holdings plc	(15,000)	1,161,000
Rolls-Royce Holdings plc, Cl. C(l)	(169,200,000)	—
Societe d’Edition de Canal +(m)	(32,000)	—
Telefonica Brasil SA, ADR	(6,500)	70,000
The Central Europe, Russia, and Turkey Fund Inc.(n)	(6,988)	86,343
The Madison Square Garden Co., Cl. A	(1,600)	303,400
Viacom Inc., Cl. A	(1,000)	275,500

(a)	Merger - $28.50 cash plus 1.892 shares of AT&T Inc. for every 1 share of DIRECTV held. 100,336 shares of AT&T Inc. were sold after merger.
(b)	Spin off - 1 share of Baxalta Inc. for every 1 share of Baxter International Inc. held. 5,000 shares were sold after spin off.
(c)	Spin off - 1 share of Cable One Inc. for every 1 share of Graham Holdings Co., Class B held. 300 shares were purchased after spin off.
(d)

Spin off - 1 share of Energizer Holdings Inc. (29272W109) plus 1 share of Edgewell Personal Care Co. for every 1 share of Energizer Holdings Inc. (29266R108) held. 5,000 shares of Edgewell Personal Care Co. were purchased after spin off.

(e)	Spin off - 1 share of Liberty Global plc LiLAC, Cl. A for every 20 shares of Liberty Global plc, Cl. A held. 295 shares of Liberty Global plc LiLAC, Cl. A were sold after spin off.
(f)	Spin off - 1 share of Liberty Global plc LiLAC, Cl. C for every 20 shares of Liberty Global plc, Cl. C held. 6,250 shares of Liberty Global plc LiLAC, Cl. C were sold after spin off.
(g)	Spin off - 1 share of PayPal Holdings Inc. for every 1 share of eBay Inc. held.
(h)	Merger - $16.50 cash plus 1 share of The Kraft Heinz Co. for every 1 share of Kraft Foods Group Inc. held.
(i)	Spin off - 1 share of The Chemours Co. for every 5 shares of E. I. du Pont de Nemours and Co. held.
(j)	Tender offer - $5.05 cash for every 1 share held.
(k)	Tender offer - $90.00 cash for every 1 share held.
(l)	Tender Offer - £0.001 cash for every 1 share held.
(m)	Tender offer - €8.00 cash for 1 share held.
(n)	Tender offer - 7.486935% of 93,331 shares were accepted for tender offer. $21.59 cash for every 1 share held.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.5%
	Food and Beverage — 11.5%
3,000	Ajinomoto Co. Inc.	$62,893
50,000	Boulder Brands Inc.†	409,500
53,541	Brown-Forman Corp., Cl. A	5,728,352
17,975	Brown-Forman Corp., Cl. B	1,741,777
63,800	Campbell Soup Co.	3,233,384
65,000	Chr. Hansen Holding A/S	3,630,931
15,000	Coca-Cola Enterprises Inc.	725,250
100,000	ConAgra Foods Inc.	4,051,000
30,600	Constellation Brands Inc., Cl. A	3,831,426
18,000	Crimson Wine Group Ltd.†	162,900
201,500	Danone SA	12,703,373
652,800	Davide Campari-Milano SpA	5,193,631
197,000	Diageo plc, ADR	21,234,630
89,800	Dr Pepper Snapple Group Inc.	7,098,690
80,000	Flowers Foods Inc.	1,979,200
76,200	Fomento Economico Mexicano SAB de CV, ADR	6,800,850
50,000	General Mills Inc.	2,806,500
1,848,400	Grupo Bimbo SAB de CV, Cl. A†	4,678,705
41,300	Heineken NV	3,333,794
16,000	Ingredion Inc.	1,396,960
105,000	ITO EN Ltd.	2,187,263
12,800	Kellogg Co.	851,840
64,000	Kerry Group plc, Cl. A	4,779,994
10,600	LVMH Moet Hennessy Louis Vuitton SE	1,802,733
45,000	Maple Leaf Foods Inc.	742,863
287,000	Mondelēz International Inc., Cl. A	12,016,690
70,000	Morinaga Milk Industry Co. Ltd.	290,001
42,900	Nestlé SA	3,224,323
213,000	PepsiCo Inc.	20,085,900
39,200	Pernod Ricard SA	3,950,092
41,000	Post Holdings Inc.†	2,423,100
43,000	Remy Cointreau SA	2,819,003
55,333	The Kraft Heinz Co.	3,905,403
117,600	The Coca-Cola Co.	4,718,112
32,000	The Hain Celestial Group Inc.†	1,651,200
3,000	The J.M. Smucker Co.	342,270
42,000	The WhiteWave Foods Co.†	1,686,300
125,186	Tootsie Roll Industries Inc.	3,917,070
50,000	Tyson Foods Inc., Cl. A	2,155,000
341,000	Yakult Honsha Co. Ltd.	16,884,425

		181,237,328

	Financial Services — 8.8%
416,000	American Express Co.	30,838,080
50,000	American International Group Inc.	2,841,000
13,200	Argo Group International Holdings Ltd.	746,988
72,000	Banco Santander SA, ADR	380,160
123	Berkshire Hathaway Inc., Cl. A†	24,014,520
10,000	Calamos Asset Management Inc., Cl. A	94,800
18,800	CIT Group Inc.	752,564

Shares		Market Value

88,000	Citigroup Inc.	$4,365,680
16,000	Cullen/Frost Bankers Inc.	1,017,280
12,777	Deutsche Bank AG	344,468
6,000	Financial Engines Inc.	176,820
50,000	Fortress Investment Group LLC, Cl. A	277,500
40,400	H&R Block Inc.	1,462,480
20,000	Hennessy Capital Acquisition Corp. II†	197,200
40,000	Interactive Brokers Group Inc., Cl. A	1,578,800
340,100	Janus Capital Group Inc.	4,625,360
56,800	JPMorgan Chase & Co.	3,463,096
32,400	Kinnevik Investment AB, Cl. A	932,522
125,000	Legg Mason Inc.	5,201,250
95,900	Leucadia National Corp.	1,942,934
14,000	Loews Corp.	505,960
125,000	Marsh & McLennan Companies Inc.	6,527,500
9,000	Moody’s Corp.	883,800
22,000	Och-Ziff Capital Management Group LLC, Cl. A	192,060
20,000	PayPal Holdings Inc.†	620,800
50,000	Quinpario Acquisition Corp. 2†	514,000
124,100	State Street Corp.	8,340,761
17,000	SunTrust Banks Inc.	650,080
128,400	T. Rowe Price Group Inc.	8,923,800
210,500	The Bank of New York Mellon Corp.	8,241,075
20,000	The Charles Schwab Corp.	571,200
12,300	The Dun & Bradstreet Corp.	1,291,500
13,000	W. R. Berkley Corp.	706,810
57,000	Waddell & Reed Financial Inc., Cl. A	1,981,890
270,000	Wells Fargo & Co.	13,864,500

		139,069,238

	Entertainment — 7.0%
116,600	Discovery Communications Inc., Cl. A†	3,035,098
244,800	Discovery Communications Inc., Cl. C†	5,946,192
592,500	Grupo Televisa SAB, ADR	15,416,850
143,123	Media General Inc.†	2,002,291
71,700	Starz, Cl. A†	2,677,278
303,400	The Madison Square Garden Co., Cl. A†	21,887,276
186,800	Time Warner Inc.	12,842,500
40,000	Tokyo Broadcasting System Holdings Inc.	532,822
581,200	Twenty-First Century Fox Inc., Cl. A	15,680,776
367,000	Twenty-First Century Fox Inc., Cl. B	9,934,690
70,000	Universal Entertainment Corp.	1,228,858
275,500	Viacom Inc., Cl. A	12,196,385
346,666	Vivendi SA	8,185,056

		111,566,072

	Cable and Satellite — 6.7%
265,100	AMC Networks Inc., Cl. A†	19,397,367
2,100	Cable One Inc.†	880,782
1,100,000	Cablevision Systems Corp., Cl. A	35,717,000
91,400	Comcast Corp., Cl. A, Special	5,231,736
78,900	DISH Network Corp., Cl. A†	4,603,026
39,440	EchoStar Corp., Cl. A†	1,697,103

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
3,545	Liberty Global plc LiLAC, Cl. A†	$119,431
5,750	Liberty Global plc LiLAC, Cl. C†	196,880
481,890	Rogers Communications Inc., New York, Cl. B	16,615,567
19,310	Rogers Communications Inc., Toronto, Cl. B	665,323
108,800	Scripps Networks Interactive Inc., Cl. A	5,351,872
120,000	Shaw Communications Inc., New York, Cl. B	2,328,000
40,000	Shaw Communications Inc., Toronto, Cl. B	774,522
65,000	Time Warner Cable Inc.	11,659,050

		105,237,659

	Equipment and Supplies — 5.4%
450,000	AMETEK Inc.	23,544,000
7,000	Amphenol Corp., Cl. A	356,720
94,000	CIRCOR International Inc.	3,771,280
367,800	Donaldson Co. Inc.	10,327,824
262,500	Flowserve Corp.	10,799,250
37,400	Franklin Electric Co. Inc.	1,018,402
268,000	IDEX Corp.	19,108,400
49,000	Ingersoll-Rand plc	2,487,730
43,300	Mueller Industries Inc.	1,280,814
13,000	Sealed Air Corp.	609,440
45,000	Tenaris SA, ADR	1,084,950
10,000	The Greenbrier Companies Inc.	321,100
4,000	The Manitowoc Co. Inc.	60,000
81,000	The Timken Co.	2,226,690
59,600	The Weir Group plc	1,054,867
125,000	Watts Water Technologies Inc., Cl. A	6,602,500

		84,653,967

	Health Care — 4.7%
6,000	Agilent Technologies Inc.	205,980
37,450	Alere Inc.†	1,803,217
8,000	Allergan plc†	2,174,480
34,000	Amgen Inc.	4,702,880
22,000	Baxalta Inc.	693,220
27,000	Baxter International Inc.	886,950
12,500	Becton, Dickinson and Co.	1,658,250
19,200	Biogen Inc.†	5,602,752
270,000	Boston Scientific Corp.†	4,430,700
76,300	Bristol-Myers Squibb Co.	4,516,960
18,100	Cempra Inc.†	503,904
15,000	DaVita HealthCare Partners Inc.†	1,084,950
11,500	Endo International plc†	796,720
20,000	Express Scripts Holding Co.†	1,619,200
28,800	Henry Schein Inc.†	3,822,336
46,800	Indivior plc	160,425
37,000	Johnson & Johnson	3,453,950
5,000	Laboratory Corp. of America Holdings†	542,350
25,000	Mead Johnson Nutrition Co.	1,760,000
32,000	Medtronic plc.	2,142,080
95,200	Merck & Co. Inc.	4,701,928

Shares		Market Value

11,000	Mylan NV†	$442,860
88,200	Novartis AG, ADR	8,107,344
15,000	Teva Pharmaceutical Industries Ltd., ADR	846,900
87,000	UnitedHealth Group Inc.	10,092,870
4,000	Waters Corp.†	472,840
54,500	William Demant Holding A/S†	4,529,866
8,600	Zimmer Biomet Holdings Inc.	807,798
35,000	Zoetis Inc.	1,441,300

		74,005,010

	Diversified Industrial — 4.6%
500	Acuity Brands Inc.	87,790
160,000	Ampco-Pittsburgh Corp.	1,745,600
195,100	Crane Co.	9,093,611
149,000	General Electric Co.	3,757,780
138,300	Greif Inc., Cl. A	4,413,153
12,800	Greif Inc., Cl. B	494,976
32,000	Griffon Corp.	504,640
353,000	Honeywell International Inc.	33,425,570
122,000	ITT Corp.	4,078,460
11,000	Jardine Strategic Holdings Ltd.	295,240
8,000	Kennametal Inc.	199,120
50,000	Myers Industries Inc.	670,000
86,000	Park-Ohio Holdings Corp.	2,481,960
9,666	Rayonier Advanced Materials Inc.	59,156
30,000	Rexnord Corp.	509,400
15,000	Sulzer AG	1,469,834
100,000	Toray Industries Inc.	859,001
12,000	Tredegar Corp.	156,960
46,000	Trinity Industries Inc.	1,042,820
217,000	Tyco International plc	7,260,820

		72,605,891

	Automotive: Parts and Accessories — 4.5%
107,600	BorgWarner Inc.	4,475,084
109,900	CLARCOR Inc.	5,240,032
244,100	Dana Holding Corp.	3,876,308
245,000	Genuine Parts Co.	20,308,050
160,600	Johnson Controls Inc.	6,642,416
188,000	Modine Manufacturing Co.†	1,479,560
89,000	O’Reilly Automotive Inc.†	22,250,000
115,000	Standard Motor Products Inc.	4,011,200
73,000	Superior Industries International Inc.	1,363,640
14,000	Visteon Corp.†	1,417,360

		71,063,650

	Consumer Products — 4.2%
100,000	Avon Products Inc.	325,000
199,000	Blyth Inc.†	1,188,030
15,300	Christian Dior SE	2,855,938
20,000	Church & Dwight Co. Inc.	1,678,000
105,000	Coty Inc., Cl. A	2,841,300
5,000	Crocs Inc.†	64,625

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
148,000	Edgewell Personal Care Co.	$12,076,800
143,000	Energizer Holdings Inc.	5,535,530
2,100	Givaudan SA	3,415,247
100,000	Hanesbrands Inc.	2,894,000
23,800	Harley-Davidson Inc.	1,306,620
1,270	Hermes International	461,209
9,000	Jarden Corp.†	439,920
5,000	Mattel Inc.	105,300
11,000	National Presto Industries Inc.	926,860
10,000	Oil-Dri Corp. of America	229,000
46,800	Reckitt Benckiser Group plc	4,238,584
30,000	Svenska Cellulosa AB, Cl. B	837,998
823,800	Swedish Match AB	24,871,625
2,800	The Estee Lauder Companies Inc., Cl. A	225,904

		66,517,490

	Consumer Services — 4.0%
20,000	eBay Inc.†	488,800
43,000	IAC/InterActiveCorp.	2,806,610
205,000	Liberty Interactive Corp. QVC Group, Cl. A†	5,377,150
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	465,570
58,330	Liberty Ventures, Cl. A†	2,353,616
1,795,500	Rollins Inc.	48,245,085
125,000	The ADT Corp.	3,737,500
5,500	TripAdvisor Inc.†	346,610

		63,820,941

	Telecommunications — 3.9%
481,454	AT&T Inc.	15,685,771
55,400	BCE Inc.	2,269,184
954,200	BT Group plc, Cl. A	6,056,763
750,000	Cincinnati Bell Inc.†	2,340,000
100,000	Deutsche Telekom AG, ADR	1,777,000
25,002	Harris Corp.	1,828,860
36,000	Hellenic Telecommunications Organization SA	313,768
15,000	Hellenic Telecommunications Organization SA, ADR	66,000
264,732	Koninklijke KPN NV	989,199
7,040,836	LIME†	29,804
22,000	Oi SA, ADR†	14,872
31,053	Sprint Corp.†	119,244
21,000	Telecom Argentina SA, ADR	305,760
575,000	Telecom Italia SpA†	708,044
70,000	Telefonica Brasil SA, ADR	639,100
578,715	Telefonica SA, ADR	6,967,729
570,300	Telephone & Data Systems Inc.	14,234,688
25,000	TELUS Corp.	787,748
125,000	Verizon Communications Inc.	5,438,750
40,027	Vodafone Group plc, ADR	1,270,457

		61,842,741

Shares		Market Value
	Energy and Utilities — 3.8%
11,000	ABB Ltd., ADR	$194,370
39,000	Anadarko Petroleum Corp.	2,355,210
59,000	Apache Corp.	2,310,440
80,000	BP plc, ADR	2,444,800
20,000	Canadian Solar Inc.†	332,400
30,000	Cleco Corp.	1,597,200
18,000	CMS Energy Corp.	635,760
185,100	ConocoPhillips	8,877,396
50,000	CONSOL Energy Inc.	490,000
217,500	El Paso Electric Co.	8,008,350
30,000	Eversource Energy	1,518,600
58,600	Exxon Mobil Corp.	4,356,910
140,000	GenOn Energy Inc., Escrow†	0
196,400	Halliburton Co.	6,942,740
4,000	Marathon Oil Corp.	61,600
8,000	Marathon Petroleum Corp.	370,640
20,000	Murphy USA Inc.†	1,099,000
18,000	National Fuel Gas Co.	899,640
18,000	NextEra Energy Inc.	1,755,900
1,000	Niko Resources Ltd., OTC†	35
3,000	Niko Resources Ltd., Toronto†	112
32,400	Oceaneering International Inc.	1,272,672
15,100	Phillips 66	1,160,284
140,000	Rowan Companies plc, Cl. A	2,261,000
28,000	RPC Inc.	247,800
5,000	SJW Corp.	153,750
17,000	Southwest Gas Corp.	991,440
108,900	Spectra Energy Corp.	2,860,803
101,000	The AES Corp.	988,790
35,000	Weatherford International plc†	296,800
164,000	Westar Energy Inc.	6,304,160

		60,788,602

	Retail — 3.6%
73,300	AutoNation Inc.†	4,264,594
10,000	Bed Bath & Beyond Inc.†	570,200
40,000	Costco Wholesale Corp.	5,782,800
88,500	CST Brands Inc.	2,978,910
117,800	CVS Health Corp.	11,365,344
75,000	Hertz Global Holdings Inc.†	1,254,750
22,100	HSN Inc.	1,265,004
50,000	J.C. Penney Co. Inc.†	464,500
341,000	Macy’s Inc.	17,500,120
30,000	Penske Automotive Group Inc.	1,453,200
33,300	Sally Beauty Holdings Inc.†	790,875
17,000	The Cheesecake Factory Inc.	917,320
3,000	Tiffany & Co.	231,660
10,000	United Natural Foods Inc.†	485,100
52,000	Walgreens Boots Alliance Inc.	4,321,200
33,200	Wal-Mart Stores Inc.	2,152,688

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
35,000	Whole Foods Market Inc.	$1,107,750

		56,906,015

	Business Services — 3.0%
14,334	Allegion plc	826,498
7,500	Aramark	222,300
16,000	Ascent Capital Group Inc., Cl. A†	438,080
157,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,119,410
33,000	Contax Participacoes SA	19,894
96,000	Diebold Inc.	2,857,920
24,000	DigitalGlobe Inc.†	456,480
3,000	Edenred	48,926
170,400	G4S plc	594,679
17,300	Jardine Matheson Holdings Ltd.	817,425
88,000	Landauer Inc.	3,255,120
16,600	Macquarie Infrastructure Corp.	1,239,356
322,000	MasterCard Inc., Cl. A	29,018,640
309,200	The Interpublic Group of Companies Inc.	5,914,996
10,000	Vectrus Inc.†	220,400
12,800	Visa Inc., Cl. A	891,648

		47,941,772

	Aviation: Parts and Services — 2.3%
31,000	B/E Aerospace Inc.	1,360,900
270,300	Curtiss-Wright Corp.	16,872,126
23,500	KLX Inc.†	839,890
78,000	Precision Castparts Corp.	17,917,380

		36,990,296

	Aerospace and Defense — 2.2%
275,000	Aerojet Rocketdyne Holdings Inc.†	4,449,500
616,615	BBA Aviation plc	2,497,055
35,800	Kaman Corp.	1,283,430
17,500	Northrop Grumman Corp.	2,904,125
1,161,000	Rolls-Royce Holdings plc	11,890,129
93,000	The Boeing Co.	12,178,350

		35,202,589

	Machinery — 2.1%
12,800	Caterpillar Inc.	836,608
53,592	CNH Industrial NV	349,420
295,000	Deere & Co.	21,830,000
311,000	Xylem Inc.	10,216,350

		33,232,378

	Specialty Chemicals — 2.0%
10,000	Ashland Inc.	1,006,200
62,500	Chemtura Corp.†	1,788,750
20,000	E. I. du Pont de Nemours and Co.	964,000
420,000	Ferro Corp.†	4,599,000
8,000	FMC Corp.	271,280
39,000	H.B. Fuller Co.	1,323,660

Shares		Market Value
11,000	Huntsman Corp.	$106,590
73,000	International Flavors & Fragrances Inc.	7,537,980
20,000	Methanex Corp.	663,200
250,000	OMNOVA Solutions Inc.†	1,385,000
192,600	Sensient Technologies Corp.	11,806,380
6,000	SGL Carbon SE†	95,304
4,000	The Chemours Co.	25,880

		31,573,224

	Hotels and Gaming — 1.6%
16,000	Accor SA	746,606
45,000	Belmond Ltd., Cl. A†	454,950
90,000	Genting Singapore plc	45,852
8,000	Hyatt Hotels Corp., Cl. A†	376,800
9,095	International Game Technology plc	139,426
27,200	Interval Leisure Group Inc.	499,392
779,400	Ladbrokes plc	1,128,335
43,000	Las Vegas Sands Corp.	1,632,710
4,569,500	Mandarin Oriental International Ltd.	6,968,488
70,000	MGM China Holdings Ltd.	81,019
50,000	MGM Resorts International†	922,500
34,000	Pinnacle Entertainment Inc.†	1,150,560
188,800	Ryman Hospitality Properties Inc.	9,294,624
29,000	Starwood Hotels & Resorts Worldwide Inc.	1,927,920
200,000	The Hongkong & Shanghai Hotels Ltd.	225,547
4,000	Wyndham Worldwide Corp.	287,600
2,500	Wynn Resorts Ltd.	132,800

		26,015,129

	Broadcasting — 1.6%
253,300	CBS Corp., Cl. A, Voting	11,373,170
2,000	Cogeco Inc.	79,955
17,334	Corus Entertainment Inc., OTC, Cl. B	183,394
6,666	Corus Entertainment Inc., Toronto, Cl. B	70,481
16,000	Gray Television Inc.†	204,160
19,250	Liberty Broadband Corp., Cl. A†	990,220
62,047	Liberty Broadband Corp., Cl. C†	3,174,945
89,000	Liberty Media Corp., Cl. A†	3,179,080
171,000	Liberty Media Corp., Cl. C†	5,892,660
85,200	Television Broadcasts Ltd.	283,632

		25,431,697

	Electronics — 1.3%
19,100	Bel Fuse Inc., Cl. A	314,959
7,000	Emerson Electric Co.	309,190
4,000	Hitachi Ltd., ADR	202,280
75,000	Integrated Device Technology Inc.†	1,522,500
60,000	Intel Corp.	1,808,400
34,170	Koninklijke Philips NV	801,628
2,400	Mettler-Toledo International Inc.†	683,376
42,600	TE Connectivity Ltd.	2,551,314

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
245,000	Texas Instruments Inc.	$12,132,400

		20,326,047

	Wireless Communications — 1.2%
105,000	America Movil SAB de CV, Cl. L, ADR	1,737,750
9,000,000	Cable & Wireless Communications plc	7,542,546
42,000	Millicom International Cellular SA, SDR	2,624,388
150,000	NTT DoCoMo Inc.	2,491,977
50,075	Tim Participacoes SA, ADR	473,209
28,000	T-Mobile US Inc.†	1,114,680
104,600	United States Cellular Corp.†	3,705,978

		19,690,528

	Environmental Services — 1.2%
35,000	Pentair plc	1,786,400
230,800	Republic Services Inc.	9,508,960
157,400	Waste Management Inc.	7,840,094

		19,135,454

	Publishing — 1.2%
1,800	Graham Holdings Co., Cl. B	1,038,600
6,250	Journal Media Group Inc.	46,875
111,600	McGraw Hill Financial Inc.	9,653,400
104,000	Meredith Corp.	4,428,320
125,000	News Corp., Cl. A	1,577,500
148,600	News Corp., Cl. B	1,905,052
25,000	The E.W. Scripps Co., Cl. A	441,750

		19,091,497

	Telecommunication Services — 0.8%
76,800	Liberty Global plc, Cl. A†	3,297,792
220,000	Liberty Global plc, Cl. C†	9,024,400

		12,322,192

	Agriculture — 0.7%
200,000	Archer Daniels Midland Co.	8,290,000
16,000	Monsanto Co.	1,365,440
12,800	Syngenta AG, ADR	816,384
10,000	The Mosaic Co.	311,100

		10,782,924

	Computer Software and Services — 0.6%
7,000	Check Point Software Technologies Ltd.†	555,310
2,000	Electronic Arts Inc.†	135,500
1,002	Google Inc., Cl. C†	609,637
23,000	InterXion Holding NV†	622,840
62,000	NCR Corp.†	1,410,500
21,900	Rockwell Automation Inc.	2,222,193
20,000	VeriFone Systems Inc.†	554,600
130,000	Yahoo! Inc.†	3,758,300

		9,868,880

Shares		Market Value
	Automotive — 0.6%
95,746	General Motors Co.	$2,874,295
222,874	Navistar International Corp.†	2,834,957
75,000	PACCAR Inc.	3,912,750

		9,622,002

	Real Estate — 0.5%
40,000	Forest City Enterprises Inc., Cl. A†	805,200
56,000	Griffin Industrial Realty Inc.	1,384,880
275,000	The St. Joe Co.†	5,260,750

		7,450,830

	Communications Equipment — 0.5%
430,000	Corning Inc.	7,361,600

	Metals and Mining — 0.4%
37,400	Agnico Eagle Mines Ltd.	946,968
110,000	Alcoa Inc.	1,062,600
54,000	Barrick Gold Corp.	343,440
30,000	Cliffs Natural Resources Inc.	73,200
40,000	Freeport-McMoRan Inc.	387,600
4,800	Materion Corp.	144,096
50,000	New Hope Corp. Ltd.	61,943
143,600	Newmont Mining Corp.	2,307,652
51,000	TimkenSteel Corp.	516,120
140,000	Turquoise Hill Resources Ltd.†	357,000
14,000	Vale SA, ADR	58,800

		6,259,419

	Transportation — 0.4%
139,800	GATX Corp.	6,172,170

	Building and Construction — 0.3%
18,000	Assa Abloy AB, Cl. B	322,368
86,000	Fortune Brands Home & Security Inc.	4,082,420
45,000	Layne Christensen Co.†	292,500

		4,697,288

	Closed-End Funds — 0.2%
4,285	Royce Global Value Trust Inc.	30,038
30,000	Royce Value Trust Inc.	345,000
86,343	The Central Europe, Russia, and Turkey Fund Inc.	1,544,676
123,430	The New Germany Fund Inc.	1,778,626

		3,698,340

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	759,750
30,000	Nobility Homes Inc.†	354,150
50,000	Skyline Corp.†	144,000

		1,257,900

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Real Estate Investment Trusts — 0.0%
29,000	Rayonier Inc.	$640,030

	TOTAL COMMON STOCKS	1,544,078,790

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,007,370

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
115,800	Kinder Morgan Inc., expire 05/25/17†	106,536

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
$ 2,000,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	2,393,750

	U.S. GOVERNMENT OBLIGATIONS — 2.3%
35,810,000	U.S. Treasury Bills, 0.000% to 0.245%††, 10/01/15 to 03/31/16	35,805,659

	TOTAL INVESTMENTS — 100.0% (Cost $963,595,581)	$1,583,392,105

	Aggregate tax cost	$974,845,145

	Gross unrealized appreciation	$691,423,349
	Gross unrealized depreciation	(82,876,389)

	Net unrealized appreciation/depreciation	$608,546,960

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the market value of the Rule 144A security amounted to $2,393,750 or 0.15% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value

North America	82.5%	$1,307,078,731
Europe	13.4	211,463,029
Latin America	2.5	39,539,703
Japan	1.6	24,739,520
Asia/Pacific	0.0	571,122

Total Investments	100.0%	$1,583,392,105

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$60,788,602	—	$0	$60,788,602
Manufactured Housing and Recreational Vehicles	903,750	$354,150	—	1,257,900
Other Industries (a)	1,482,032,288	—	—	1,482,032,288
Total Common Stocks	1,543,724,640	354,150	0	1,544,078,790
Convertible Preferred Stocks (a)	1,007,370	—	—	1,007,370
Warrants (a)	106,536	—	—	106,536
Convertible Corporate Bonds (a)	—	2,393,750	—	2,393,750
U.S. Government Obligations	—	35,805,659	—	35,805,659
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,544,838,546	$38,553,559	$0	$1,583,392,105

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2015, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2015, the Fund held no investments in equity futures contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2015, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2015, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Asset Management and Chairman of Gabelli & Company, the firm’s institutional research business. Mr. Miller joined the firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman & Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

William F. Heitmann

Former Senior Vice President of Finance,

Verizon Communications, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GAB Q3/2015

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/25/2015

* Print the name and title of each signing officer under his or her signature.